UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-08251
                                    --------------------------

                   Principal International SmallCap Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (97.26%)
ADVERTISING AGENCIES (0.46%)
                                                                              $
 Asatsu-DK                                                   9,653                255,063
ADVERTISING SALES (0.41%)
 SR Teleperformance /1/                                     10,221                227,284
ADVERTISING SERVICES (0.36%)
 IPSOS                                                       1,981                201,296
AGRICULTURAL OPERATIONS (0.34%)
 Chaoda Modern Agriculture /1/                             734,054                190,575
AIRLINES (0.37%)
 Austrian Airlines /2/                                      14,368                203,948
AIRPORT DEVELOPMENT & MAINTENANCE (0.78%)
 Kobenhavns Lufthavne                                        3,047                429,746
APPLIANCES (0.37%)
 Fisher & Paykel Appliances Holdings                        68,088                207,124
ATHLETIC FOOTWEAR (1.41%)
 Puma                                                        3,318                782,164
AUDIO & VIDEO PRODUCTS (0.64%)
 Grande Holdings                                           109,571                 98,335
 Sansui Electric /2/                                        66,333                 17,855
 Skyworth Digital Holdings /1/                             859,713                239,732
                                                                                  355,922
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.11%)
 Exedy                                                      22,718                397,471
 Keihin                                                     18,379                218,493
                                                                                  615,964
BEVERAGES-NON-ALCOHOLIC (0.51%)
 Asahi Soft Drinks /2/                                       8,230                 83,736
 Coca-Cola West Japan                                        7,625                199,083
                                                                                  282,819
BEVERAGES-WINE & SPIRITS (0.52%)
 Davide Campari                                              5,962                288,554
BREWERY (0.63%)
 Wolverhampton & Dudley Breweries                           22,249                351,181
BROADCASTING SERVICES & PROGRAMMING (0.31%)
 Fox Kids Europe /2/                                        11,562                170,521
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.52%)
 Geberit                                                     1,168                785,149
 Kingspan Group                                             66,818                386,139
 Sika                                                          431                225,379
                                                                                1,396,667
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.54%)
 Abengoa                                                    12,834                111,251
 Carillion                                                  54,080                186,603
                                                                                  297,854
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.47%)
 Adelaide Brighton                                         428,015                431,624
 Holcim                                                      7,282                381,076
                                                                                  812,700

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (2.11%)
                                                                              $
 Actividades de Construccion y Servicios                    16,656                278,135
 Daelim Industrial                                          10,492                294,260
 Vinci                                                       5,865                597,022
                                                                                1,169,417
BUILDING-RESIDENTIAL & COMMERCIAL (2.41%)
 Haseko /1 2/                                              136,668                285,708
 McCarthy & Stone                                           44,481                435,169
 Persimmon                                                  57,526                613,004
                                                                                1,333,881
CELLULAR TELECOMMUNICATIONS (0.36%)
 Mobistar /2/                                                2,971                196,910
CHEMICALS-DIVERSIFIED (1.22%)
 Mitsubishi Gas Chemical                                   174,845                674,562
CHEMICALS-SPECIALTY (0.72%)
 Methanex                                                   32,444                399,386
COATINGS & PAINT (0.98%)
 Kansai Paint                                               91,483                540,912
COMMERCIAL BANKS (3.15%)
 Anglo Irish Bank                                           35,810                564,787
 Banco BPI /2/                                              72,102                265,630
 Bank of Kyoto /1/                                          77,905                496,277
 Bank of Piraeus                                            22,011                240,091
 Wing Lung Bank                                             24,786                177,954
                                                                                1,744,739
COMMERCIAL SERVICES (0.49%)
 Park24 /1/                                                  7,825                273,108
COMMUNICATIONS SOFTWARE (0.06%)
 Telelogic /2/                                              19,013                 33,200
COMPUTER DATA SECURITY (0.31%)
 Gemplus International /2/                                  86,157                172,190
COMPUTER SERVICES (0.15%)
 EDB Business Partner /2/                                   13,018                 84,226
COMPUTERS-INTEGRATED SYSTEMS (0.42%)
 Ingenico                                                   13,163                233,752
CONSULTING SERVICES (0.81%)
 Savills                                                    21,053                162,706
 WS Atkins                                                  25,480                283,333
                                                                                  446,039
COOPERATIVE BANKS (0.12%)
 Banco Popolare di Verona e Novara                           4,111                 68,599
COSMETICS & TOILETRIES (0.21%)
 Body Shop International                                    41,766                117,342
DISTRIBUTION-WHOLESALE (2.38%)
 Doshisha                                                    7,450                315,500
 Inchcape                                                   14,235                418,571
 Wolseley                                                   37,420                583,157
                                                                                1,317,228

                                                           Shares
                                                            Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (0.33%)
                                                                              $
 NKT Holding                                                 8,342                182,358
DIVERSIFIED MINERALS (1.66%)
 Inmet Mining /2/                                           31,618                453,215
 Xstrata                                                    32,838                462,785
                                                                                  916,000
ELECTRIC-TRANSMISSION (0.36%)
 Red Electrica de Espana                                    11,945                197,741
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.17%)
 Citizen Electronics                                         4,585                237,776
 KOA /1/                                                    16,335                130,586
 Nihon Dempa Kogyo                                          10,377                249,056
 Star Micronics                                              3,609                 29,952
                                                                                  647,370
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.19%)
 Kontron /2/                                                13,992                105,622
ELECTRONIC MEASUREMENT INSTRUMENTS (0.68%)
 ESPEC                                                      15,568                166,917
 Techem /2/                                                  8,629                207,259
                                                                                  374,176
ELECTRONIC PARTS DISTRIBUTION (0.26%)
 KAGA Electronics                                            7,358                140,948
ELECTRONIC SECURITY DEVICES (0.21%)
 Eltek                                                      12,846                117,882
ENERGY-ALTERNATE SOURCES (0.97%)
 Gamesa Corporacion Tecnologica /1/                         37,981                534,094
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.02%)
 Linde                                                      10,436                563,891
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 Open Text /2/                                              13,613                346,522
 Unit 4 Agresso /2/                                          6,160                 82,099
                                                                                  428,621
FINANCE-CONSUMER LOANS (0.46%)
 Lopro /1/                                                  34,074                252,830
FINANCE-INVESTMENT BANKER & BROKER (0.48%)
 Ichiyoshi Securities                                       33,045                266,542
FINANCE-LEASING COMPANY (1.10%)
 Ricoh Leasing                                               9,930                261,492
 Sumisho Lease                                              10,196                347,627
                                                                                  609,119
FINANCE-MORTGAGE LOAN/BANKER (0.44%)
 Kensington Group                                           35,393                245,535
FINANCE-OTHER SERVICES (1.14%)
 Aktiv Kapital                                              19,972                268,136
 Hellenic Exchanges /2/                                     18,120                126,530
 SFE                                                        55,436                238,366
                                                                                  633,032
FINANCIAL GUARANTEE INSURANCE (0.66%)
 Euler Hermes /2/                                            6,830                365,429

                                                            Shares
                                                             Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (0.27%)
                                                                              $
 Lindt & Spruengli                                              12                148,622
FOOD-FLOUR & GRAIN (1.45%)
 Nippon Flour Mills                                         67,000                323,413
 Nisshin Seifun Group                                       48,206                477,929
                                                                                  801,342
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 IAWS Group                                                 16,603                197,093
FOOD-RETAIL (1.26%)
 Colruyt                                                     5,395                698,896
HOUSEWARES (0.19%)
 Noritake                                                   25,579                105,111
HUMAN RESOURCES (1.51%)
 Michael Page International                                162,060                500,987
 Ranstad Holding /1/                                        12,300                336,747
                                                                                  837,734
IMPORT & EXPORT (0.28%)
 Advan                                                      12,188                152,548
INTERNET INVESTMENT (0.44%)
 United Internet /2/                                        10,286                241,237
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.17%)
 Kennedy-Wilson Japan /2/                                       58                263,837
 Muenchmeyer Petersen Capital                                5,402                382,420
                                                                                  646,257
MACHINERY-ELECTRICAL (0.25%)
 Union Tool /1/                                              4,072                135,910
MACHINERY-GENERAL INDUSTRY (1.79%)
 Harmonic Drive Systems                                          3                 27,724
 MAN                                                        22,255                825,253
 Max                                                        12,578                138,809
                                                                                  991,786
MEDICAL INSTRUMENTS (1.03%)
 Getinge                                                    22,627                260,948
 Sysmex                                                      9,901                307,366
                                                                                  568,314
MEDICAL PRODUCTS (1.00%)
 Straumann Holding                                           3,208                554,163
MEDICAL-BIOMEDICAL/GENE (0.68%)
 Bavarian Nordic /2/                                         2,416                222,994
 Crucell /2/                                                 3,442                 26,107
 Genmab /2/                                                  8,993                125,234
                                                                                  374,335
MEDICAL-DRUGS (1.28%)
 Axcan Pharmaceuticals /2/                                  16,285                308,422
 Fujirebio                                                   8,811                119,372
 Orion OYJ                                                  10,841                280,619
                                                                                  708,413
MEDICAL-NURSING HOMES (0.46%)
 Extendicare /2/                                            23,523                256,647

                                                           Shares
                                                            Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.58%)
                                                                              $
 KITZ                                                       88,813                321,131
METAL-DIVERSIFIED (0.69%)
 Mitsui Mining & Smelting /1/                               93,502                380,870
METAL-IRON (0.10%)
 Portman                                                    39,480                 54,466
MISCELLANEOUS MANUFACTURERS (0.04%)
 Amano                                                       2,283                 19,255
MONEY CENTER BANKS (0.81%)
 Mitsui Trust Holdings                                      64,071                448,391
MORTGAGE BANKS (1.46%)
 Home Capital Group /2/                                     13,013                220,311
 Hypo Real Estate Holding /2/                               18,885                586,604
                                                                                  806,915
MULTI-LINE INSURANCE (0.72%)
 Brit Insurance Holdings                                   271,644                397,647
MULTIMEDIA (0.25%)
 NRJ Group                                                   6,676                136,639
NON-HOTEL GAMBLING (1.99%)
 Paddy Power                                                28,727                344,130
 William Hill                                               80,869                759,545
                                                                                1,103,675
OIL & GAS DRILLING (0.32%)
 Ensign Resource Service Group                              10,583                175,268
OIL COMPANY-EXPLORATION & PRODUCTION (0.98%)
 Paladin Resources                                         231,388                543,842
OIL-FIELD SERVICES (0.03%)
 Smedvig                                                     1,378                 15,351
OPTICAL SUPPLIES (0.79%)
 Essilor International                                       7,147                439,266
PROPERTY & CASUALTY INSURANCE (1.37%)
 Amlin                                                     120,996                338,288
 Dongbu Insurance                                           22,600                 86,767
 Promina Group                                             120,400                333,049
                                                                                  758,104
PROPERTY TRUST (0.80%)
 Commonwealth Property Office Fund                         529,023                444,570
PROTECTION-SAFETY (0.86%)
 Kidde                                                     219,108                476,132
PUBLIC THOROUGHFARES (0.89%)
 Autostrada Torino                                          26,109                494,770
PUBLISHING-BOOKS (0.22%)
 Bloomsbury Publishing                                      25,148                119,814
PUBLISHING-NEWSPAPERS (1.08%)
 Gruppo Editoriale L'Espresso /1/                           47,891                259,463
 Trinity Mirror                                             30,067                340,627
                                                                                  600,090

                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.97%)
                                                                              $
 United Business Media                                      59,387                536,182
QUARRYING (0.53%)
 Eramet                                                      4,811                290,769
REAL ESTATE MANAGEMENT & SERVICES (1.76%)
 Corio                                                      11,565                493,734
 Goldcrest                                                   4,040                260,984
 Iida Home Max                                               6,862                219,796
                                                                                  974,514
REAL ESTATE OPERATOR & DEVELOPER (4.10%)
 Inmobiliaria Colonial                                      14,434                410,117
 Inmobiliaria Urbis                                         28,640                317,571
 Kerry Properties                                          202,141                322,654
 NHP                                                       143,064                515,757
 Slough Estates                                             53,715                436,865
 Tokyo Tatemono /1/                                         50,968                264,775
                                                                                2,267,739
RETAIL-APPAREL & SHOE (2.14%)
 Aoki International                                         10,407                138,007
 French Connection Group                                    26,123                175,287
 Next                                                       30,737                835,052
 Right On                                                      797                 33,251
                                                                                1,181,597
RETAIL-BUILDING PRODUCTS (0.93%)
 Grafton Group /2/                                          63,537                516,344
RETAIL-CONSUMER ELECTRONICS (1.22%)
 Carphone Warehouse                                        224,481                552,100
 EDION                                                      10,643                121,179
                                                                                  673,279
RETAIL-DRUG STORE (0.26%)
 Tsuruha                                                     5,038                143,743
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Ryohin Keikaku                                              9,314                420,344
RETAIL-RESTAURANTS (0.30%)
 TelePizza                                                  90,633                165,859
RETAIL-SPORTING GOODS (0.40%)
 Xebio                                                       7,474                219,281
RETAIL-VIDEO RENTAL (0.10%)
 GEO                                                            21                 54,076
RUBBER-TIRES (1.40%)
 Continental                                                11,962                564,545
 Sumitomo Rubber Industries                                 24,351                211,491
                                                                                  776,036
SEMICONDUCTOR EQUIPMENT (0.44%)
 ASM Pacific Technology /1/                                 69,681                242,995
SOAP & CLEANING PRODUCTS (0.73%)
 McBride                                                   164,737                404,414
STEEL PRODUCERS (3.05%)
 Dongkuk Steel Mill                                         28,870                246,364
 Gerdau AmeriSteel /2/                                      19,184                 85,888

                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                              $
 INI Steel                                                  20,830                179,892
 IPSCO /2/                                                  24,448                570,269
 OneSteel                                                  223,371                416,095
 Russell Metals                                             22,186                191,644
                                                                                1,690,152
STORAGE & WAREHOUSING (0.15%)
 Mitsui-Soko                                                27,190                 81,969
TELECOMMUNICATION EQUIPMENT (2.23%)
 GN Store Nord                                              47,165                393,322
 TANDBERG /1/                                               36,891                331,945
 TANDBERG Television /2/                                    73,384                508,334
                                                                                1,233,601
TELEPHONE-INTEGRATED (0.36%)
 MobilCom /2/                                               12,721                199,101
TELEVISION (1.05%)
 Antena 3 Television /2/                                    10,951                578,798
TEXTILE-APPAREL (0.15%)
 Daidoh                                                      9,496                 84,178
TEXTILE-PRODUCTS (0.38%)
 Nitto Boseki                                              109,055                209,392
TRANSPORT-MARINE (1.62%)
 Kawasaki Kisen Kaisha /1/                                 104,340                522,379
 Orient Overseas International /1/                         127,995                372,505
                                                                                  894,884
TRANSPORT-SERVICES (0.91%)
 CHC Helicopter                                              2,751                 92,528
 Toll Holdings                                              55,884                411,315
                                                                                  503,843
VENTURE CAPITAL (0.18%)
 Japan Asia Investment /1/                                  28,550                100,414
WATER (1.43%)
 Kelda Group                                                84,483                791,953
WIRELESS EQUIPMENT (1.76%)
 Hitachi Kokusai Electric                                   28,727                197,433
 Uniden                                                     27,665                568,416
 You Eal Electronics                                         8,829                210,628
                                                                                  976,477
                               TOTAL COMMON STOCKS                             53,822,601

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.68%)
TELEVISION (0.68%)
 ProSiebenSat.1 Media /1/                                   21,768                375,555
                            TOTAL PREFERRED STOCKS                                375,555

                                                          Maturity
                                                           Amount                 Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.75%)
 Lehman Brothers; 1.33%; dated 07/30/04
  maturing 08/02/04 (collateralized by FHLMC                                  $
  Strip; $3,920,770; 04/01/28)                          $3,734,482              3,734,067
                       TOTAL REPURCHASE AGREEMENTS                              3,734,067
                                                                              -----------

              TOTAL PORTFOLIO INVESTMENTS (104.69%)                            57,932,223
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (-4.69%)                                                              (2,592,929)
                         TOTAL NET ASSETS (100.00%)                           $55,339,294
                                                                             --------------

/1/ Security or a oprtion of the security was on loan at the end of the period. /2/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestments held by the fund as of the period end were as follows:

Unrealized Appreciation                               $ 9,316,797
Unrealized Depreciation                                (1,310,108)
                                                      -----------
Net Unrealized Appreciation (Depreciation)              8,006,689
Cost for federal income tax purposes                  $49,925,534

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                             Investments by Country
--------------------------------------------------------------------------------
                                                        Percentage of
    Country                        Value                 Total Value
--------------------------------------------------------------------------------
Australia                       $2,329,485                  4.02%
Austria                            203,948                  0.35
Belgium                            895,806                  1.55
Bermuda                             98,335                  0.17
Canada                           3,100,101                  5.35
Cayman Islands                     190,575                  0.33
Denmark                          1,353,653                  2.34
Finald                             280,619                  0.48
France                           2,491,457                  4.30
Germany                          4,833,650                  8.34
Greece                             366,622                  0.63
Hong Kong                        1,355,841                  2.34
Ireland                          2,008,492                  3.47
Italy                            1,111,386                  1.92
Japan                           12,914,267                 22.29
Korea                            1,017,910                  1.76
Luxembourg                         172,190                  0.30
Netherlands                      1,109,208                  1.91
New Zealand                        207,124                  0.36
Norway                           1,325,875                  2.29
Portugal                           265,630                  0.46
Spain                            2,593,566                  4.48
Sweden                             294,148                  0.51
Switzerland                      2,557,175                  4.41
United Kingdom                  11,121,093                 19.20
United States                    3,734,067                  6.44
                              -------------               --------
                     Total     $57,932,223                100.00%
                              -------------               --------
                              -------------               --------

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International SmallCap Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------